Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	In-kind	In-kind Calc.
Upstream | #: 1
	$ 6,540	Royalties	Colombia	ANH	ABARCO	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 2
	2,350	Royalties	Colombia	ANH	ACAE SAN MIGUEL	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 3
	25,890	Royalties	Colombia	ANH	AKACIAS	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 4
	3,020	Royalties	Colombia	ANH	APIAY	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 5
	840	Royalties	Colombia	ANH	APIAY ESTE	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 6
	5,490	Royalties	Colombia	ANH	AREA TECA-COCORNA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 7
	550	Royalties	Colombia	ANH	ARRAYAN	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 8
	700	Royalties	Colombia	ANH	AULLADOR	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 9
	500	Royalties	Colombia	ANH	AUSTRAL	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 10
	4,980	Royalties	Colombia	ANH	BALCON	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 11
	3,630	Royalties	Colombia	ANH	BONANZA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 12
	830	Royalties	Colombia	ANH	BRISAS	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 13
	2,100	Royalties	Colombia	ANH	CAIPAL	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 14
	48,890	Royalties	Colombia	ANH	CANO SUR ESTE	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 15
	2,800	Royalties	Colombia	ANH	CARIBE	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 16
	23,170	Royalties	Colombia	ANH	CASABE	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 17
	4,300	Royalties	Colombia	ANH	CASABE SUR	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 18
	111,350	Royalties	Colombia	ANH	CASTILLA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 19
	310	Royalties	Colombia	ANH	CASTILLA ESTE	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 20
	68,420	Royalties	Colombia	ANH	CASTILLA NORTE	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 21
	60,960	Royalties	Colombia	ANH	CHICHIMENE	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 22
	26,670	Royalties	Colombia	ANH	CHICHIMENE SW	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 23
	220	Royalties	Colombia	ANH	CHURUYACO	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 24
	750	Royalties	Colombia	ANH	CRISTALINA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 25
	16,600	Royalties	Colombia	ANH	CUPIAGUA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 26
	9,620	Royalties	Colombia	ANH	CUPIAGUA LIRIA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 27
	2,860	Royalties	Colombia	ANH	CUPIAGUA SUR	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 28
	6,420	Royalties	Colombia	ANH	CUSIANA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 29
	1,600	Royalties	Colombia	ANH	CUSIANA NORTE	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 30
	1,650	Royalties	Colombia	ANH	DINA CRETACEOS	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 31
	560	Royalties	Colombia	ANH	DINA NORTE	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 32
	13,520	Royalties	Colombia	ANH	DINA TERCIARIOS	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 33
	1,490	Royalties	Colombia	ANH	FLAMENCOS	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 34
	4,410	Royalties	Colombia	ANH	FLORENA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 35
	5,640	Royalties	Colombia	ANH	FLORENA MIRADOR	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 36
	2,180	Royalties	Colombia	ANH	GARZAS	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 37
	1,430	Royalties	Colombia	ANH	GAVAN	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 38
	1,570	Royalties	Colombia	ANH	GIBRALTAR	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 39
	6,620	Royalties	Colombia	ANH	GIRASOL	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 40
	2,230	Royalties	Colombia	ANH	GUATIQUIA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 41
	18,800	Royalties	Colombia	ANH	INFANTAS	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 42
	17,650	Royalties	Colombia	ANH	JAZMIN	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 43
	55,460	Royalties	Colombia	ANH	LA CIRA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 44
	310	Royalties	Colombia	ANH	LA JAGUA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 45
	250	Royalties	Colombia	ANH	LIBERTAD	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 46
	390	Royalties	Colombia	ANH	LIBERTAD NORTE	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 47
	2,950	Royalties	Colombia	ANH	LISAMA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 48
	16,800	Royalties	Colombia	ANH	LLANITO UNIFICADO	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 49
	740	Royalties	Colombia	ANH	LOMA LARGA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 50
	590	Royalties	Colombia	ANH	Lorito	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 51
	1,150	Royalties	Colombia	ANH	LORO	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 52
	900	Royalties	Colombia	ANH	MANSOYA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 53
	22,620	Royalties	Colombia	ANH	MORICHE	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 54
	1,410	Royalties	Colombia	ANH	NARE SUR	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 55
	3,980	Royalties	Colombia	ANH	NUTRIA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 56
	8,250	Royalties	Colombia	ANH	ORITO	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 57
	390	Royalties	Colombia	ANH	PACHAQUIARO	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 58
	14,290	Royalties	Colombia	ANH	PALAGUA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 59
	3,680	Royalties	Colombia	ANH	PALERMO - SANTA CLARA UNIFICADO	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 60
	4,390	Royalties	Colombia	ANH	PALOGRANDE	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 61
	48,410	Royalties	Colombia	ANH	PAUTO SUR	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 62
	2,590	Royalties	Colombia	ANH	PAUTO SUR RECETOR	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 63
	3,740	Royalties	Colombia	ANH	PENAS BLANCAS	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 64
	8,990	Royalties	Colombia	ANH	PROVINCIA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 65
	1,110	Royalties	Colombia	ANH	QURIYANA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 66
	590	Royalties	Colombia	ANH	RECETOR WEST	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 67
	4,910	Royalties	Colombia	ANH	RIO CEIBAS	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 68
	284,070	Royalties	Colombia	ANH	RUBIALES	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 69
	470	Royalties	Colombia	ANH	SAN ANTONIO	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 70
	23,430	Royalties	Colombia	ANH	SAN FRANCISCO	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 71
	2,540	Royalties	Colombia	ANH	SAN ROQUE	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 72
	590	Royalties	Colombia	ANH	SARDINATA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 73
	420	Royalties	Colombia	ANH	SAURIO	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 74
	440	Royalties	Colombia	ANH	SUCIO	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 75
	840	Royalties	Colombia	ANH	SUCUMBIOS	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 76
	6,030	Royalties	Colombia	ANH	SURIA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 77
	1,130	Royalties	Colombia	ANH	SURIA SUR	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 78
	110	Royalties	Colombia	ANH	TANANE	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 79
	10,010	Royalties	Colombia	ANH	TELLO	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 80
	670	Royalties	Colombia	ANH	TEMPRANILLO UNIFICADO	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 81
	710	Royalties	Colombia	ANH	TENAY	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 82
	1,030	Royalties	Colombia	ANH	TESORO	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 83
	4,120	Royalties	Colombia	ANH	TIBU	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 84
	340	Royalties	Colombia	ANH	TINAMU	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 85
	4,080	Royalties	Colombia	ANH	TISQUIRAMA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 86
	4,480	Royalties	Colombia	ANH	UNDERRIVER	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 87
	4,190	Royalties	Colombia	ANH	UNIFICADO PALOGRANDE	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 88
	9,900	Royalties	Colombia	ANH	YAGUARA	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 89
	32,490	Royalties	Colombia	ANH	YARIGUI-CANTAGALLO	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Upstream | #: 90
	520	Fees	Colombia	ANLA	CUPIAGUA	ec:ResourcesOilGasNaturalMember
Upstream | #: 91
	520	Fees	Colombia	ANLA	CUSIANA	ec:ResourcesOilGasNaturalMember
Upstream | #: 92
	170	Prod. Entitlements	Colombia	Agencia Nacional de Hidrocarburos	BLOQUE LLA-121	ec:ResourcesOilMember
Upstream | #: 93
	610	Prod. Entitlements	Colombia	Agencia Nacional de Hidrocarburos	GUAOFF 1	ec:ResourcesOilMember
Upstream | #: 94
	160	Prod. Entitlements	Colombia	Agencia Nacional de Hidrocarburos	GUAOFF 10	ec:ResourcesOilMember
Upstream | #: 95
	140	Prod. Entitlements	Colombia	Agencia Nacional de Hidrocarburos	VMM 65	ec:ResourcesOilMember
Upstream | #: 96
	110	Prod. Entitlements	Colombia	Agencia Nacional de Hidrocarburos	VMM 14-1	ec:ResourcesOilMember
Upstream | #: 97
	1,990	Prod. Entitlements	Colombia	Agencia Nacional de Hidrocarburos	BLOQUE CPO-9	ec:ResourcesOilMember
Upstream | #: 98
	460	Comm. Social Resp.	Colombia	Fondo Nacional Ambiental (FONAM)	Huila and Putumayo Fields	ec:ResourcesOilMember
Upstream | #: 99
	310	Prod. Entitlements	Colombia	ANH	Cano Sur	ec:ResourcesOilMember
Upstream | #: 100
	660	Prod. Entitlements	Colombia	ANH	Cano Sur	ec:ResourcesOilMember
Upstream | #: 101
	1,680	Bonuses	Colombia	ANH	Cano Sur	ec:ResourcesOilMember
Upstream | #: 102
	13,890	Bonuses	Colombia	ANH	Cano Sur	ec:ResourcesOilMember
Upstream | #: 103
	160	Comm. Social Resp.	Colombia	Fondo Nacional Ambiental (FONAM)	RUBIALES	ec:ResourcesOilMember
Upstream | #: 104
	59,730	Prod. Entitlements	Colombia	Colombia	AKACIAS	ec:ResourcesOilMember
Upstream | #: 105
	750	Prod. Entitlements	Colombia	Colombia	AKACIAS	ec:ResourcesOilMember
Upstream | #: 106
	780	Prod. Entitlements	Colombia	Colombia	Vicepresidencia Regional OrinoquIa	ec:ResourcesOilMember
Upstream | #: 107
	110	Comm. Social Resp.	Colombia	ANLA	La Cira Infantas	ec:ResourcesOilMember
Upstream | #: 108
	110	Comm. Social Resp.	Colombia	ANLA	TIBU	ec:ResourcesOilMember
Upstream | #: 109
	160	Comm. Social Resp.	Colombia	ANLA	PROVINCIA	ec:ResourcesOilMember
Ecopetrol America LLC | #: 1
	1,900	Royalties	United States	United States	Dalmatian	ec:ResourcesOilMember
Ecopetrol America LLC | #: 2
	520	Royalties	United States	United States	Dalmatian	ec:ResourcesNaturalGasMember
Ecopetrol America LLC | #: 3
	1,810	Royalties	United States	United States	Esox	ec:ResourcesOilMember
Ecopetrol America LLC | #: 4
	150	Royalties	United States	United States	Esox	ec:ResourcesNaturalGasMember
Ecopetrol America LLC | #: 5
	7,710	Royalties	United States	United States	Gunflint	ec:ResourcesOilMember
Ecopetrol America LLC | #: 6
	590	Royalties	United States	United States	Gunflint	ec:ResourcesNaturalGasMember
Ecopetrol America LLC | #: 7
	4,790	Royalties	United States	United States	K2	ec:ResourcesOilMember
Ecopetrol America LLC | #: 8
	130	Royalties	United States	United States	K2	ec:ResourcesNaturalGasMember
Hocol | #: 1
	98,060	Royalties	Colombia	Colombia	Hocol	ec:ResourcesOilAndNaturalGasMember
Hocol | #: 2
	110	Royalties	Colombia	Colombia	Chenche	ec:ResourcesOilMember
Hocol | #: 3
	150	Royalties	Colombia	Colombia	Espinal	ec:ResourcesOilMember
Hocol | #: 4
	1,090	Royalties	Colombia	Colombia	Ortega	ec:ResourcesOilMember
Hocol | #: 5
	1,180	Royalties	Colombia	Colombia	Toldado	ec:ResourcesOilMember
Hocol | #: 6
	680	Royalties	Colombia	Colombia	Totare	ec:ResourcesOilMember
Hocol | #: 7
	380	Royalties	Colombia	Colombia	Toy	ec:ResourcesOilMember
Hocol | #: 8
	4,020	Royalties	Colombia	Colombia	Ocelote	ec:ResourcesOilMember
Hocol | #: 9
	250	Royalties	Colombia	Colombia	Guarrojo	ec:ResourcesOilMember
Hocol | #: 10
	2,410	Royalties	Colombia	Colombia	Rio Saldana	ec:ResourcesOilMember
Hocol | #: 11
	1,070	Royalties	Colombia	Colombia	Santiago	ec:ResourcesOilMember
Hocol | #: 12
	1,860	Royalties	Colombia	Colombia	Toqui Toqui	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 13
	5,660	Royalties	Colombia	Colombia	Matachin Norte	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 14
	990	Royalties	Colombia	Colombia	Matachin Sur	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 15
	550	Royalties	Colombia	Colombia	Purificacion	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 16
	2,210	Royalties	Colombia	Colombia	La Canada	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 17
	1,000	Royalties	Colombia	Colombia	La Hocha	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 18
	2,800	Royalties	Colombia	Colombia	Cicuco	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 19
	2,610	Royalties	Colombia	Colombia	Santiago	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 20
	130	Royalties	Colombia	Colombia	La Punta	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 21
	750	Royalties	Colombia	Colombia	Santo Domingo	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 22
	760	Royalties	Colombia	Colombia	Guarrojo	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 23
	14,270	Royalties	Colombia	Colombia	Ocelote	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 24
	2,210	Royalties	Colombia	Colombia	Pintado	ec:ResourcesOilMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 25
	300	Royalties	Colombia	Colombia	Arjona	ec:ResourcesGasMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 26
	18,700	Royalties	Colombia	Colombia	Guajira	ec:ResourcesGasMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 27
	200	Royalties	Colombia	Colombia	Toqui Toqui	ec:ResourcesGasMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 28
	4,000	Royalties	Colombia	Colombia	Saman	ec:ResourcesGasMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 29
	2,400	Royalties	Colombia	Colombia	SSJN1	ec:ResourcesGasMember	Yes	contract of sale of crude oil for royalties
Hocol | #: 30
	1,600	Royalties	Colombia	Colombia	VIM8	ec:ResourcesGasMember	Yes	contract of sale of crude oil for royalties
Transition Energies | #: 1
	740	Infrastructure	Colombia	Colombia		ec:ResourcesNaturalGasAndLiquefiedPetroleumGasMember
Transition Energies | #: 2
	1,680	Infrastructure	Colombia	Colombia		ec:ResourcesNaturalGasMember
Transition Energies | #: 3
	260	Infrastructure	Colombia	Colombia		ec:ResourcesLiquefiedPetroleumGasMember
Transition Energies | #: 4
	3,330	Royalties	Colombia	Colombia	Ballena	ec:ResourcesNaturalGasMember
Transition Energies | #: 5
	330	Royalties	Colombia	Colombia	CAIPAL	ec:ResourcesNaturalGasMember
Transition Energies | #: 6
	170	Royalties	Colombia	Colombia	Cano Limon	ec:ResourcesNaturalGasMember
Transition Energies | #: 7
	330	Royalties	Colombia	Colombia	CHICHIMENE	ec:ResourcesNaturalGasMember
Transition Energies | #: 8
	16,010	Royalties	Colombia	Colombia	Chucuhpa	ec:ResourcesNaturalGasMember
Transition Energies | #: 9
	26,560	Royalties	Colombia	Colombia	CUPIAGUA	ec:ResourcesNaturalGasMember
Transition Energies | #: 10
	18,050	Royalties	Colombia	Colombia	CUPIAGUA LIRIA	ec:ResourcesNaturalGasMember
Transition Energies | #: 11
	50,100	Royalties	Colombia	Colombia	CUPIAGUA SUR	ec:ResourcesNaturalGasMember
Transition Energies | #: 12
	52,700	Royalties	Colombia	Colombia	CUSIANA	ec:ResourcesNaturalGasMember
Transition Energies | #: 13
	32,760	Royalties	Colombia	Colombia	CUSIANA NORTE	ec:ResourcesNaturalGasMember
Transition Energies | #: 14
	210	Royalties	Colombia	Colombia	DINA CRETACEOS	ec:ResourcesNaturalGasMember
Transition Energies | #: 15
	430	Royalties	Colombia	Colombia	DINA CRETACEOS	ec:ResourcesNaturalGasMember
Transition Energies | #: 16
	1,580	Royalties	Colombia	Colombia	FLORENA	ec:ResourcesNaturalGasMember
Transition Energies | #: 17
	3,360	Royalties	Colombia	Colombia	GIBRALTAR	ec:ResourcesNaturalGasMember
Transition Energies | #: 18
	300	Royalties	Colombia	Colombia	LA CIRA	ec:ResourcesNaturalGasMember
Transition Energies | #: 19
	490	Royalties	Colombia	Colombia	LISAMA	ec:ResourcesNaturalGasMember
Transition Energies | #: 20
	240	Royalties	Colombia	Colombia	LLANITO UNIFICADO	ec:ResourcesNaturalGasMember
Transition Energies | #: 21
	710	Royalties	Colombia	Colombia	NUTRIA	ec:ResourcesNaturalGasMember
Transition Energies | #: 22
	520	Royalties	Colombia	Colombia	Oripaya	ec:ResourcesNaturalGasMember
Transition Energies | #: 23
	380	Royalties	Colombia	Colombia	ORITO	ec:ResourcesNaturalGasMember
Transition Energies | #: 24
	940	Royalties	Colombia	Colombia	PALAGUA	ec:ResourcesNaturalGasMember
Transition Energies | #: 25
	130	Royalties	Colombia	Colombia	PALERMO - SANTA CLARA UNIFICADO	ec:ResourcesNaturalGasMember
Transition Energies | #: 26
	210	Royalties	Colombia	Colombia	PALOGRANDE	ec:ResourcesNaturalGasMember
Transition Energies | #: 27
	52,330	Royalties	Colombia	Colombia	PAUTO SUR	ec:ResourcesNaturalGasMember
Transition Energies | #: 28
	840	Royalties	Colombia	Colombia	Payoa	ec:ResourcesNaturalGasMember
Transition Energies | #: 29
	110	Royalties	Colombia	Colombia	PENAS BLANCAS	ec:ResourcesNaturalGasMember
Transition Energies | #: 30
	2,080	Royalties	Colombia	Colombia	PROVINCIA	ec:ResourcesNaturalGasMember
Transition Energies | #: 31
	330	Royalties	Colombia	Colombia	RECETOR WEST	ec:ResourcesNaturalGasMember
Transition Energies | #: 32
	120	Royalties	Colombia	Colombia	Salina	ec:ResourcesNaturalGasMember
Transition Energies | #: 33
	100	Royalties	Colombia	Colombia	SAN FRANCISCO	ec:ResourcesNaturalGasMember
Transition Energies | #: 34
	180	Royalties	Colombia	Colombia	SAN ROQUE	ec:ResourcesNaturalGasMember
Transition Energies | #: 35
	250	Royalties	Colombia	Colombia	SAURIO	ec:ResourcesNaturalGasMember
Transition Energies | #: 36
	340	Royalties	Colombia	Colombia	TELLO	ec:ResourcesNaturalGasMember
Transition Energies | #: 37
	470	Royalties	Colombia	Colombia	TENAY	ec:ResourcesNaturalGasMember
Transition Energies | #: 38
	270	Royalties	Colombia	Colombia	TESORO	ec:ResourcesNaturalGasMember
Transition Energies | #: 39
	220	Royalties	Colombia	Colombia	TIBU	ec:ResourcesNaturalGasMember
Transition Energies | #: 40
	160	Royalties	Colombia	Colombia	TISQUIRAMA	ec:ResourcesNaturalGasMember
Transition Energies | #: 41
	160	Royalties	Colombia	Colombia	YAGUARA	ec:ResourcesNaturalGasMember
Transition Energies | #: 42
	280	Royalties	Colombia	Colombia	YARIGUI-CANTAGALLO	ec:ResourcesNaturalGasMember
OBC | #: 1
	850	Taxes	Colombia	Colombia	OBC	ec:ResourcesOilMember
OBC | #: 2
	19,830	Taxes	Colombia	Colombia	OBC	ec:ResourcesOilMember
ODL | #: 1
	6,100	Taxes	Colombia	Colombia	ODL	ec:ResourcesOilMember
ODL | #: 2
	62,040	Taxes	Colombia	Colombia	ODL	ec:ResourcesOilMember
ODC | #: 1
	3,190	Taxes	Colombia	Colombia	ODC	ec:ResourcesOilMember
ODC | #: 2
	57,650	Taxes	Colombia	Colombia	ODC	ec:ResourcesOilMember
OCENSA | #: 1
	26,580	Taxes	Colombia	Colombia	OCENSA	ec:ResourcesOilMember
OCENSA | #: 2
	397,380	Taxes	Colombia	Colombia	OCENSA	ec:ResourcesOilMember
OCENSA | #: 3
	3,000	Infrastructure	Colombia	Colombia	OCENSA	ec:ResourcesOilMember
CENIT | #: 1
	17,540	Taxes	Colombia	Colombia	CENIT	ec:ResourcesOilMember
CENIT | #: 2
	253,680	Taxes	Colombia	Colombia	CENIT	ec:ResourcesOilMember
CENIT | #: 3
	1,370	Infrastructure	Colombia	Colombia	CENIT	ec:ResourcesOilMember
Ecopetrol S.A. | #: 1
	1,060	Taxes	Colombia	Colombia
Ecopetrol S.A. | #: 2
	1,846,910	Fees	Colombia	Colombia
Ecopetrol S.A. | #: 3
	910	Taxes	Colombia	Colombia
Ecopetrol S.A. | #: 4
	100,700	Taxes	Colombia	Colombia
Ecopetrol Trading Asia | #: 1
	$ 9,540	Taxes	Singapur	Singapur		ec:ResourcesOilMember